Fair Value of Assets and Liabilities (FY) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 769,000	$ 239,000	$ 407,000
Foreclosed assets	$ 3,254,392	$ 2,386,239	$ 3,524,239
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Third Party Appraisal	Cash Flow
Significant Other Unobservable Input	Appraisal Discounts	Discounted Cash Flow / Appraisal Discounts
Weighted Average of Input (as a percent)	35.50%	2.40%
Foreclosed assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Third Party Appraisal	Appraisal
Significant Other Unobservable Input	Appraisal Discounts	Appraisal Discounts
Weighted Average of Input (as a percent)	17.80%	12.20%